Revenue - Changes in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
At the beginning of the year/period	¥ 19,468	¥ 14,731	¥ 14,966
Allowance (reversed) made during the year	(1,596)	4,737	(235)
At the end of the year/period	¥ 19,243	¥ 19,468	¥ 14,731